Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
Warrants
Note 7. Warrants
In connection with the issuance of the 2017 Note, the Company issued a warrant (the “2017 Warrant”). The 2017 Warrant allows the holder to purchase a number of shares in a future round of preferred stock financing equal to 10% of the principal advances under the 2017 Note, divided by 70% of the price per share paid for the equity securities issued in the financing. In the event that a financing does not occur within two years from issuance, the 2017 Warrant becomes exercisable for a SAFE with an invested amount equal to 10% of the advances under the 2017 Note. However, upon the issuance of Series A Convertible Preferred Stock in June 2019, the underlying shares were determined to be Series A Convertible Preferred Stock. Upon issuance of the 2018 Note, the Company amended the 2017 Warrant to provide additional warrant coverage for advances issued under the 2018 Note (the “2018 Warrant”). Upon the issuance of New Notes in April through September of 2020, 10% warrant coverage resulted in the issuance of additional warrants to purchase Series A Convertible Preferred Stock (the “2020 Warrants”).
The Company determined the Warrants should be classified as liabilities because the holder of the Warrants will be entitled to settle the Warrants for SAFE instruments if the Company does not consummate a qualified financing within two years of the issuance date of the Warrants, and following the issuance of Series A Convertible Preferred stock, the underlying shares are redeemable outside the Company’s control through deemed liquidation provisions. The Warrants were recorded at fair value with subsequent changes in fair value reflected in earnings. The change in fair value resulted in an expense of $12.6 million and $164,000 for the nine months ended September 30, 2020 and September 30, 2019, respectively.
The Company determined the following fair values for the outstanding Warrants:

	As of
	September 30, 2020	December 31, 2019
2017 Warrant	$7,413	$1,035
2018 Warrant	853	87
2020 Warrants	7,146	—

Total	$15,412	$1,122

Note 9. Warrants
In connection with the issuance of the 2017 Note, the Company issued a warrant (the “2017 Warrant”). The 2017 Warrant allows the holder to purchase a number of shares in a future round of Preferred Stock financing equal to 10% of the principal advances under the 2017 Note, divided by 70% of the price per share paid for the equity securities issued in the financing. In the event that a financing does not occur within two years from issuance, the 2017 Warrant becomes exercisable for a SAFE with an invested amount equal to 10% of the advances under the 2017 Note. However, upon the issuance of Series A Convertible Preferred Stock in June 2019, the underlying shares were determined to be Series A Convertible Preferred Stock. Upon issuance of the 2018 Note, the Company provided additional warrant coverage for advances issued under the 2018 Note (the “2018 Warrant” and together with the 2017 Warrant, the “Warrants”).
The Company determined the Warrants should be classified as liabilities because the holder of the Warrants will be entitled to settle the Warrants for SAFE instruments if the Company does not consummate a qualified financing within two years of the issuance date of the Warrants, and following the issuance of Series A Convertible Preferred stock, the underlying shares are redeemable outside the Company’s control through Deemed Liquidation provisions. The Warrants were recorded at fair value with subsequent changes in fair value reflected in earnings. The change in fair value resulted in a loss of $256,000 and $143,000 for the years ended December 31, 2019 and December 31, 2018, respectively.
The Company determined the following fair values for the outstanding Warrants:

	As of December 31,
	2019	2018
2017 Warrant	$1,035	$808
2018 Warrant	87	58

Total	$1,122	$866